MUTUAL FUND SERIES TRUST

Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I: CIAIX
Catalyst Systematic Alpha Fund Class A: ATRAX Class C: ATRCX Class I: ATRFX
Catalyst Hedged Futures Strategy Fund Class A: HFXAX Class C: HFXCX Class I: HFXIX
Catalyst/Exceed Defined Risk Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Exceed Defined Shield Fund Class A: SHIEX Class C: SHINX Class I: SHIIX
Catalyst Macro Strategy Fund Class A: MCXAX Class C: MCXCX Class I: MCXIX
Catalyst Multi-Strategy Fund Class A: ACXAX Class C: ACXCX Class I: ACXIX
Catalyst Hedged Commodity Strategy Fund Class A: CFHAX Class C: CFHCX Class I: CFHIX
Catalyst/Millburn Hedge Strategy Fund Class A: MBXAX Class C: MBXCX Class I: MBXIX

(Collectively, the “Funds”)

August 28, 2018

The information in this Supplement amends certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2017, and should be read in conjunction with such SAI.

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Effective August 29, 2018, the Funds’ custodian is U.S. Bank National Association. Accordingly, the section of the Funds’ SAI entitled “CUSTODIAN” is hereby replaced with the following:

“Pursuant to a Custody Agreement between the Trust and U.S. Bank National Association (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, the Custodian serves as the custodian of the Funds. The Custodian has custody of all securities and cash of the Funds. The Custodian, among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Funds.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and the Statement of Additional Information, each dated November 1, 2017, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-877-771-3836 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.